ACQUISITIONS (Schedule of Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Nov. 30, 2015	Feb. 10, 2015	Dec. 31, 2014	Jul. 15, 2014	Jan. 02, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 203,693			$ 164,092			$ 27,520
Undertone [Member]
Business Acquisition [Line Items]
Cash		$ 7,378
Accounts receivable		38,493
Prepaid expenses and other assets		4,934
Long term restricted cash		1,182
Property and equipment		1,905
Deferred taxes		815
Accounts payable		(23,428)
Accrued expenses and other liabilities		(11,083)
Deferred revenues		(1,047)
Long term loan (including current maturities)		(48,601)
Deferred tax liability		(20,095)
Intangible assets		63,200
Goodwill		119,448
Total purchase price		$ 133,101
Make Me Reach SAS [Member]
Business Acquisition [Line Items]
Cash			$ 1,050
Accounts receivable			666
Prepaid expenses and other assets			86
Property and equipment			87
Accounts payable			(305)
Accrued expenses and other liabilities			(433)
Deferred revenues			(126)
Deferred tax liability			(1,159)
Intangible assets			3,454
Goodwill			7,452
Total purchase price			$ 10,772
Grow Mobile [Member]
Business Acquisition [Line Items]
Cash					$ 2,767
Accounts receivable					1,398
Prepaid expenses and other assets					249
Property and equipment					13
Accounts payable					(3,307)
Accrued expenses and other liabilities					(820)
Deferred revenues					(1,465)
Deferred tax liability					(2,320)
Intangible assets					5,640
Goodwill					17,692
Total purchase price					$ 19,847
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Cash and restricted cash						$ 25,582
Accounts receivable						18,665
Prepaid expenses and other assets						4,593
Property and equipment						1,376
Accounts payable						(13,900)
Accrued expenses and other liabilities						(25,623)
Deferred revenues						(495)
Long term loan (including current maturities)						(6,550)
Deferred tax liability						(6,663)
Intangible assets						49,930
Goodwill						118,880
Total purchase price						$ 165,795